Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Provisions

	Legal proceedings	Dilapidations	Total
	(in thousands)
	£	£	£
At January 1, 2023	4,100	46	4,146
Additions	—	21	21
Reverse unused	(46)	—	(46)
Utilized	(3,801)	(9)	(3,810)
Transfer from prepayments, accrued income and other receivables	(247)	—	(247)
Effect of foreign currency exchange differences	(6)	—	(6)
At December 31, 2023	—	58	58

Classified as:
Non-current	—	58	58
	—	58	58